Shareholder Report, Holdings (Details) - C000073478 [Member]	Oct. 31, 2024
JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Air Products and Chemicals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Blackrock Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AT And T Inc Top Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%